PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2020
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 98.8%
Aerospace & Defense 0.4%
Raytheon Technologies Corp.	15,101	$974,317
Air Freight & Logistics 0.9%
FedEx Corp.(a)	17,200	2,245,632
Airlines 2.5%
Copa Holdings SA (Panama) (Class A Stock)	1,600	70,176
Delta Air Lines, Inc.	69,696	1,757,036
JetBlue Airways Corp.*	145,468	1,464,863
Southwest Airlines Co.(a)	38,583	1,238,514
United Airlines Holdings, Inc.*	61,246	1,717,338
		6,247,927
Auto Components 0.6%
Goodyear Tire & Rubber Co. (The)	190,339	1,448,480
Automobiles 1.8%
Ford Motor Co.(a)	360,110	2,056,228
General Motors Co.	93,696	2,424,853
		4,481,081
Banks 13.0%
Bank of America Corp.	235,511	5,680,525
Citigroup, Inc.	79,604	3,813,828
Citizens Financial Group, Inc.	37,404	901,436
Fifth Third Bancorp	93,354	1,810,134
JPMorgan Chase & Co.	63,464	6,175,682
KeyCorp(a)	111,390	1,319,972
M&T Bank Corp.	6,346	670,518
PacWest Bancorp	1,500	25,965
PNC Financial Services Group, Inc. (The)(a)	24,497	2,793,638
Popular, Inc. (Puerto Rico)	1,700	67,133
Regions Financial Corp.	101,811	1,151,482
Sterling Bancorp	1,900	23,370
Truist Financial Corp.	75,368	2,772,035
U.S. Bancorp	58,109	2,066,356
Wells Fargo & Co.	135,532	3,587,532
Zions Bancorp NA	3,900	128,330
		32,987,936

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.7%
Constellation Brands, Inc. (Class A Stock)	400	$69,080
Molson Coors Beverage Co. (Class B Stock)	43,382	1,646,781
		1,715,861
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.*	6,200	743,380
Gilead Sciences, Inc.	2,600	202,358
		945,738
Building Products 0.5%
Johnson Controls International PLC	39,200	1,231,272
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	62,210	2,312,346
Goldman Sachs Group, Inc. (The)	15,390	3,023,981
Invesco Ltd.	35,260	281,022
Janus Henderson Group PLC (United Kingdom)	25,300	545,468
Morgan Stanley(a)	64,162	2,835,961
State Street Corp.	34,918	2,128,601
		11,127,379
Chemicals 3.9%
Corteva, Inc.	43,800	1,196,178
Dow, Inc.	61,400	2,370,040
DuPont de Nemours, Inc.	30,736	1,559,237
Linde PLC (United Kingdom)	7,400	1,497,316
LyondellBasell Industries NV (Class A Stock)(a)	25,174	1,605,094
Mosaic Co. (The)	49,876	603,001
Olin Corp.(a)	94,466	1,136,426
		9,967,292
Consumer Finance 1.6%
Ally Financial, Inc.	27,234	474,961
Capital One Financial Corp.(a)	35,541	2,418,209
Navient Corp.	40,563	301,789
OneMain Holdings, Inc.	2,200	51,326

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Santander Consumer USA Holdings, Inc.	2,200	$36,366
Synchrony Financial	39,095	796,365
		4,079,016
Containers & Packaging 0.8%
International Paper Co.	12,500	425,625
Westrock Co.	58,422	1,639,321
		2,064,946
Diversified Consumer Services 0.0%
Graham Holdings Co. (Class B Stock)	100	35,823
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc. (Class B Stock)*	37,598	6,977,437
Equitable Holdings, Inc.	33,380	637,892
Jefferies Financial Group, Inc.	10,900	159,685
Voya Financial, Inc.	5,823	262,326
		8,037,340
Diversified Telecommunication Services 5.0%
AT&T, Inc.(a)	203,703	6,286,275
CenturyLink, Inc.	178,841	1,758,007
Verizon Communications, Inc.	81,616	4,683,126
		12,727,408
Electric Utilities 3.2%
American Electric Power Co., Inc.	6,800	579,700
Avangrid, Inc.	8,900	395,872
Duke Energy Corp.	11,969	1,024,906
Edison International	6,200	360,282
Entergy Corp.	900	91,638
Exelon Corp.	60,141	2,304,002
NextEra Energy, Inc.	3,400	868,904
PPL Corp.	51,878	1,449,471
Southern Co. (The)(a)	16,700	953,069
		8,027,844

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.1%
Eaton Corp. PLC	4,500	$382,050
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.*	8,600	594,088
Avnet, Inc.	61,169	1,666,244
		2,260,332
Energy Equipment & Services 0.4%
Schlumberger Ltd.	53,600	989,992
Entertainment 1.2%
Walt Disney Co. (The)	25,900	3,038,070
Equity Real Estate Investment Trusts (REITs) 2.9%
Apple Hospitality REIT, Inc.	94,050	960,251
Colony Capital, Inc.	68,507	137,699
Columbia Property Trust, Inc.	3,600	45,828
EPR Properties	40,800	1,288,056
Macerich Co. (The)(a)	102,600	698,706
Park Hotels & Resorts, Inc.	144,300	1,418,469
Retail Properties of America, Inc. (Class A Stock)	64,300	348,506
Service Properties Trust	79,500	536,625
SITE Centers Corp.	69,700	395,199
SL Green Realty Corp.	20,900	880,308
Welltower, Inc.	12,800	648,576
		7,358,223
Food & Staples Retailing 2.3%
Kroger Co. (The)	56,264	1,835,332
Walgreens Boots Alliance, Inc.	49,665	2,132,615
Walmart, Inc.	16,052	1,991,411
		5,959,358
Food Products 0.8%
Archer-Daniels-Midland Co.	14,600	573,926
Kraft Heinz Co. (The)	40,922	1,246,893
Tyson Foods, Inc. (Class A Stock)	1,700	104,448
		1,925,267

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	2,900	$275,268
Danaher Corp.	1,900	316,559
Medtronic PLC	24,206	2,386,228
Zimmer Biomet Holdings, Inc.	1,200	151,608
		3,129,663
Health Care Providers & Services 3.7%
Acadia Healthcare Co., Inc.*(a)	41,195	1,178,589
Anthem, Inc.	3,300	970,563
Cigna Corp.	10,149	2,002,601
Covetrus, Inc.*(a)	60,700	927,496
CVS Health Corp.(a)	51,987	3,408,787
MEDNAX, Inc.*(a)	65,770	1,021,408
		9,509,444
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(a)	66,202	1,042,019
McDonald’s Corp.	4,527	843,471
Norwegian Cruise Line Holdings Ltd.*(a)	60,600	948,996
Royal Caribbean Cruises Ltd.	20,790	1,078,377
		3,912,863
Household Durables 1.8%
Lennar Corp. (Class A Stock)(a)	32,081	1,939,617
Mohawk Industries, Inc.*(a)	18,800	1,752,160
Toll Brothers, Inc.	27,700	894,987
		4,586,764
Household Products 1.5%
Procter & Gamble Co. (The)	33,972	3,938,034
Industrial Conglomerates 0.4%
General Electric Co.	151,700	996,669
Insurance 6.8%
Aflac, Inc.	59,033	2,152,933
Allstate Corp. (The)	22,597	2,210,213
American International Group, Inc.(a)	75,785	2,278,097

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
American National Insurance Co.	1,400	$105,210
Chubb Ltd.(a)	23,508	2,866,566
Hartford Financial Services Group, Inc. (The)	39,549	1,514,331
Loews Corp.	5,000	166,200
MetLife, Inc.	64,919	2,337,733
Principal Financial Group, Inc.	27,489	1,061,625
Reinsurance Group of America, Inc.	2,800	254,100
Travelers Cos., Inc. (The)	19,814	2,119,702
Unum Group	16,000	242,400
		17,309,110
Internet & Direct Marketing Retail 0.4%
Qurate Retail, Inc. (Class A Stock)*(a)	112,043	922,674
IT Services 0.6%
DXC Technology Co.	107,795	1,531,767
Machinery 1.4%
Cummins, Inc.(a)	4,264	723,174
Gates Industrial Corp. PLC*	75,700	760,785
PACCAR, Inc.(a)	29,730	2,195,858
		3,679,817
Media 3.0%
Comcast Corp. (Class A Stock)	77,882	3,084,127
Discovery, Inc. (Class A Stock)*(a)	12,600	274,050
Discovery, Inc. (Class C Stock)*	17,000	333,030
Fox Corp. (Class A Stock)	12,200	355,874
Fox Corp. (Class B Stock)	17,200	495,016
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	26,485	966,703
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	26,920	981,772
ViacomCBS, Inc. (Class B Stock)(a)	55,900	1,159,366
		7,649,938
Metals & Mining 0.8%
Arconic Corp.*	20,900	302,423
Nucor Corp.	20,037	846,763

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	1,259	$122,123
United States Steel Corp.(a)	88,896	714,724
		1,986,033
Mortgage Real Estate Investment Trusts (REITs) 0.9%
AGNC Investment Corp.	49,320	638,201
Annaly Capital Management, Inc.(a)	147,200	906,752
Chimera Investment Corp.(a)	33,690	279,964
New Residential Investment Corp.	44,050	315,838
Two Harbors Investment Corp.	58,936	266,391
		2,407,146
Multiline Retail 0.8%
Kohl’s Corp.(a)	76,900	1,478,018
Macy’s, Inc.(a)	73,093	464,872
		1,942,890
Multi-Utilities 0.8%
Consolidated Edison, Inc.	3,000	225,180
Dominion Energy, Inc.	13,300	1,130,633
DTE Energy Co.	1,000	107,570
Public Service Enterprise Group, Inc.	4,000	204,160
Sempra Energy	3,500	442,085
		2,109,628
Oil, Gas & Consumable Fuels 7.8%
Chevron Corp.(a)	43,938	4,029,114
Cimarex Energy Co.	19,000	499,320
ConocoPhillips(a)	35,215	1,485,369
Diamondback Energy, Inc.(a)	13,000	553,540
EOG Resources, Inc.	16,700	851,199
EQT Corp.	15,130	201,834
Exxon Mobil Corp.(a)	97,371	4,427,459
HollyFrontier Corp.	6,700	210,715
Kinder Morgan, Inc.	36,000	568,800
Marathon Oil Corp.(a)	106,396	568,155
Marathon Petroleum Corp.	38,840	1,364,838
Murphy Oil Corp.	21,800	260,510
Occidental Petroleum Corp.(a)	66,405	859,945

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Parsley Energy, Inc. (Class A Stock)	78,534	$717,801
Phillips 66	18,355	1,436,462
Range Resources Corp.	98,192	588,170
Valero Energy Corp.(a)	18,800	1,252,832
		19,876,063
Paper & Forest Products 0.6%
Domtar Corp.	71,421	1,456,988
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	8,400	501,648
Johnson & Johnson	35,920	5,343,100
Mylan NV*(a)	80,816	1,379,529
Pfizer, Inc.	72,086	2,752,964
		9,977,241
Road & Rail 0.6%
Ryder System, Inc.	45,574	1,561,365
Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	90,264	5,680,313
Micron Technology, Inc.*	54,803	2,625,612
		8,305,925
Software 0.1%
Cerence, Inc.*	11,900	355,929
Specialty Retail 0.7%
AutoNation, Inc.*	15,700	619,836
Home Depot, Inc. (The)	2,800	695,744
Penske Automotive Group, Inc.	12,700	454,152
		1,769,732
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise Co.	189,063	1,835,802
Xerox Holdings Corp.	87,200	1,384,736
		3,220,538

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.*(a)	64,300	$967,072
PVH Corp.(a)	36,400	1,655,108
		2,622,180
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp.	13,400	110,014
Tobacco 0.3%
Philip Morris International, Inc.	10,843	795,443
Trading Companies & Distributors 1.4%
Air Lease Corp.	56,726	1,708,020
WESCO International, Inc.*	54,713	1,821,943
		3,529,963
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	10,400	295,256
Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	65,519	1,342,484
United States Cellular Corp.*	9,800	308,798
		1,651,282

Total Common Stocks (cost $278,619,703)		251,398,943
Exchange-Traded Fund 0.5%
iShares Russell 1000 Value ETF(a) (cost $1,124,908)	11,100	1,266,732

Total Long-Term Investments (cost $279,744,611)		252,665,675

Short-Term Investments 24.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	613,590	613,590

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $62,073,357; includes $62,046,734 of cash collateral for securities on loan)(b)(w)	62,114,108	$62,120,319

Total Short-Term Investments (cost $62,686,947)		62,733,909

TOTAL INVESTMENTS 124.0% (cost $342,431,558)		315,399,584
Liabilities in excess of other assets (24.0)%		(61,026,891)

Net Assets 100.0%		$254,372,693

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,743,432; cash collateral of $62,046,734 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).